Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Cash	Rs.	1	Rs.	1	US$	—
Current account balances and deposits with banks in Indian rupees		611		3,001		55
Current account balances and deposits with banks in foreign currencies		2,146		2,707		50

Total	Rs.	2,758	Rs.	5,709	US$	105